Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jan. 31, 2024
File Number	333-256118
Registrant Name	GO GO BUYERS, INC.
Entity Central Index Key	0001842563
TaxIdentificationNumber	36-4919249
IncorporationStateCountryCode	NV
AddressAddressLine1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
CityAreaCode	(530)
LocalPhoneNumber	539-4950
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
extended transition period	false